Note 6 - Assets Held For Sale - Assets and Liabilities Held For Sale (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current assets held for sale	$ 64	$ 4,358
Disposal Group, Held-for-Sale, Not Discontinued Operations [Member]
Property, plant and equipment (net)	64	4,358
Current assets held for sale	$ 64	$ 4,358